Aggregate Number and Price of Shares Repurchased (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2015
Share Repurchases [Line Items]
Aggregate price of shares repurchased	¥ 307,694	¥ 165,342	¥ 473,036
Acquisition of treasury stock based on the resolution of the board of directors	181,530,121	83,746,000	265,276,245